Inventories	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6: - INVENTORIES

	June 30,	December 31,
	2019	2018
	Unaudited

Finished products (*)	$702	$251

	$702	$251

(*)	Including inventory delivered to customers but for which revenue recognition criteria have not been met in the amount of $486 and $35 as of June 30, 2019 and December 31, 2018, respectively.